Annual Total Returns - FidelitySustainableCorePlusBondFund-AMCIZPRO - FidelitySustainableCorePlusBondFund-AMCIZPRO - Fidelity Sustainable Core Plus Bond Fund	Oct. 30, 2024
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C
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Annual Return, Inception Date	Apr. 13, 2022
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A
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Annual Return, Inception Date	Apr. 13, 2022
Annual Return 2023	6.27%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z
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Annual Return, Inception Date	Apr. 13, 2022
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I
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Annual Return, Inception Date	Apr. 13, 2022
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M
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Annual Return, Inception Date	Apr. 13, 2022